Business Combination (Details) - USD ($) $ / shares in Units, $ in Millions	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Business Combination (Details) [Line Items]
Business combination, consideration of right to receive of shares	23,000,000	23,000,000
Shares issued	81,396,664	71,905,363	57,500,000
Exercise price (in Dollars per share)		$ 0.01
Forward Purchase Agreement [Member]
Business Combination (Details) [Line Items]
Business combination, consideration of share issued	1,496,234	1,496,234
Proceeds received from business combination (in Dollars)	$ 5.1	$ 5.1
Promissory Note [Member]
Business Combination (Details) [Line Items]
Number of warrant purchase	300,000	300,000
Exercise price (in Dollars per share)	$ 0.01	$ 0.01
Secured Promissory Note Agreement [Member]
Business Combination (Details) [Line Items]
Number of warrant purchase	100,000	100,000
Exercise price (in Dollars per share)	$ 11.5	$ 11.5
Forward Purchase Agreement [Member]
Business Combination (Details) [Line Items]
Business Combination, Consideration Obligation of share purchase	2,796,554	2,796,554
Business Combination, Consideration maximum limit of share purchase	2,796,554	2,796,554
Number of share purchased	1,300,320	1,300,320
Common Stock [Member]
Business Combination (Details) [Line Items]
Business combination, consideration exchanged for shares	57,500,000	57,500,000
Shares issued	225,000	225,000
Class A Common Stock [Member]
Business Combination (Details) [Line Items]
Business combination, consideration exchanged for shares	2,300,000	2,300,000
Business combination, consideration of right to receive of shares	1	1
Common Stock Subject to Possible Redemption [Member]
Business Combination (Details) [Line Items]
Business combination, consideration exchanged for shares	127,142	127,142
Sponsor [Member] | Class A Common Stock [Member]
Business Combination (Details) [Line Items]
Business combination, consideration exchanged for shares	8,556,667	8,556,667